Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Equity Instruments (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Instruments [Line Items]
Total	$ 11,232	$ 9,492
Equity instruments issued in Chile [Member]
Schedule of Equity Instruments [Line Items]
Total	8,744	7,277
Equity instruments issued by foreign institutions [Member]
Schedule of Equity Instruments [Line Items]
Total	$ 2,488	$ 2,215